CONSOLIDATED BALANCE SHEETS (Parenthetical) - Pegasus Digital Mobility Acquisition Corp - $ / shares	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2022	Oct. 26, 2021
Preference shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preference shares, shares authorized	2,000,000		2,000,000
Preference shares, shares issued	0		0
Preference shares, shares outstanding	0		0
Class A ordinary shares
Class A ordinary shares subject to possible redemption, issued (in shares)			22,500,000
Ordinary shares, par value (in dollar per share)	$ 0.0001
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares outstanding	4,500,017	5,003,218
Class A ordinary shares subject to possible redemption
Class A ordinary shares subject to possible redemption, outstanding (in shares)	4,500,017		22,500,000
Class A ordinary shares subject to possible redemption, issued (in shares)	4,500,017		22,500,000
Class A ordinary shares not subject to possible redemption
Ordinary shares, par value (in dollar per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	200,000,000		200,000,000
Ordinary shares, shares issued	0		0
Ordinary shares, shares outstanding	0		0
Class B ordinary shares
Ordinary shares, par value (in dollar per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	20,000,000		20,000,000
Ordinary shares, shares issued	5,625,000		5,625,000	5,750,000
Ordinary shares, shares outstanding	5,625,000		5,625,000	5,750,000